POST RETIREMENT BENEFIT PLAN (Details 7) $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
2016	$ 161
2017	154
2018	165
2019	163
2020	160
2021-2026	975
Expected future benefit payments, total	$ 1,778